Derivative financial and operating assets and liabilities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Derivative financial and operating assets and liabilities

17.	Derivative financial and operating assets and liabilities
The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2021		2020
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€8	€—
Interest rate and currency risk - combined interest rate and currency swaps	1	(2)	4	(1)
Currency risk - forward contracts, currency swaps and currency options	184	(80)	47	(36)
Total Fair value hedges	185	(82)	59	(37)
Cash flow hedges:
Interest rate risk - interest rate swaps	1	(3)	—	(19)
Currency risks - forward contracts, currency swaps and currency options	73	(160)	10	(2)
Commodity price risk – commodity swaps and commodity options	488	(274)	83	(13)
Total Cash flow hedges	562	(437)	93	(34)
Derivatives for trading	61	(82)	—	—
Total Fair value of derivative financial assets/(liabilities)	€808	€(601)	€152	€(71)
Financial derivative assets/(liabilities) - current	€53	€(89)	€3	€(9)
Financial derivative assets/(liabilities) - non-current	€—	€(6)	€—	€(17)
Derivative operating assets/(liabilities) - current	€641	€(374)	€115	€(42)
Derivative operating assets/(liabilities) - non-current	€114	€(132)	€34	€(3)
Derivatives used in financing activities are reported in the financial assets/liabilities, while derivatives used in operating activities are reported in Other assets/liabilities.

The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2021				2020
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€19,842	€5,759	€—	€25,601	€6,397	€538	€—	€6,935
Interest rate risk management	323	337	—	660	28	1,019	—	1,047
Interest rate and currency risk management	10	93	—	103	8	126	—	134
Commodity price risk management	2,131	1,635	—	3,766	428	438	—	866
Total Notional amount	€22,306	€7,824	€—	€30,130	€6,861	€2,121	€—	€8,982
Fair value hedges
The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate and currency derivatives (for managing currency risk) were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€(16)	€(10)	€(34)
Net gains/(losses)	€(16)	€(10)	€(34)
Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly related to currency risk management and commodity price risk management and, to a lesser extent, cash flows that were exposed to interest rate risk.
The Company's policy for managing currency risk and commodity price risk normally required hedging of projected future flows from trading activities which will occur within the following twenty-four and thirty-six months respectively. The hedging effect arising from this was recorded in the Cash flow hedge reserve within Other comprehensive (loss)/income and would be subsequently recognized in the Consolidated Income Statement, primarily during the following year.
For the year ended December 31, 2021 net gains of €2 million related to ineffectiveness were recognized in the Consolidated Income Statement (nil for the year ended December 31, 2020 and for the year ended December 31, 2019).
The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Currency risk
Increase/(decrease) in Net revenues	€—	€—	€—
Decrease/(increase) in Cost of revenues	(82)	6	15
Net financial income/(expenses)	(86)	—	—
Result from investments	20	—	—
Interest rate risk
(Increase)/Decrease in Cost of revenues	—	—	—
Result from investments	(6)	—	—
Net financial expenses	2	—	—
Commodity price risk
(Increase)/decrease in Cost of revenues	18	(34)	(12)
Ineffectiveness and discontinued hedges	2	—	—
Tax expense	5	8	—
Items relating to discontinued operations, net of tax	—	—	—
Total recognized in the Consolidated Income Statement	€(127)	€(20)	€3
Derivatives for trading
At December 31, 2021, 2020 and 2019, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which did not qualify for hedge accounting.
Information on the Company's risk management strategy and additional information on the its hedging activities is provided in Note 31, Qualitative and quantitative information on financial risks